                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2007
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
    This Amendment (Check only one.):  [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FBOP CORPORATION
Address:          11 WEST MADISON STREET
                  OAK PARK, ILLINOIS 60302



Form 13F File Number:  028-12521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             MICHAEL F. DUNNING
Title:            EXECUTIVE VICE PRESIDENT, CHIEF FINANCIAL OFFICER
Phone:            708-445-3173

Signature, Place, and Date of Signing: /s/ MICHAEL F. DUNNING, OAK PARK, IL,
                                       NOVEMBER 8, 2007




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


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                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:           3

Form 13F Information Table Entry Total:      30

Form 13F Information Table Value Total:      $ 122,461  (in thousands)




List of Other Included Managers:

     (1) COTTONWOOD HOLDINGS, INC.

     (2) RIVER CAPITAL ADVISORS, INC.

     (3) TREMONT CAPITAL CORPORATION

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.



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                           FORM 13F INFORMATION TABLE

                                 TITLE OF                VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER    -----VOTING AUTHORITY-----
        NAME OF ISSUER            CLASS       CUSIP     (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE     SHARED     NONE
-----------------------------    --------   ---------   --------  -------  ---  ----  -------  --------  ------    ------    ------
Bank Marin Corte Madera CA         COM      063431100     7359     228543  SH         DEFINED      1      228543
Cascade Financial Corp             COM      147272108     2538     165527  SH           SOLE              165527
Cascade Financial Corp             COM      147272108     6562     428018  SH         DEFINED      1      428018
EPIC Bancorp                       COM      294250105     2490     194500  SH         DEFINED      1      194500
Evergreenbancorp                   COM      300349107       60       3958  SH         DEFINED      1        3958
Merrill Lynch                      COM      590188108     2890      40545  SH           SOLE               40545
Midwest Banc Holdings Inc          COM      598251106     2683     181637  SH         DEFINED      3      181637
Old Second Bancorp Inc ILL         COM      680277100      927      32532  SH           SOLE               32532
Provident Bankshares Corp          COM      743859100      255       8143  SH           SOLE                8143
Provident Financial Hldgs Inc      COM      743868101     7349     330000  SH         DEFINED      1      330000
R & G Financial Corp               COM      749136107     1267     817550  SH         DEFINED      1      817550
Riverview Bancorp Inc              COM      769397100     1753     118053  SH         DEFINED      1      118053
Southwest Bancorp Inc OKLA         COM      844767103      282      15000  SH           SOLE               15000
Sprint Nextel Corp                 COM      852061100     1900     100000  SH         DEFINED      2      100000
Terra Inds Inc                     COM      880915103     1563      50000  SH         DEFINED      2       50000
Thornburg Mortgage Inc             COM      885218107      373      29000  SH           SOLE               29000
Umpqua Holdings Corp.              COM      904214103      567      28323  SH         DEFINED      1       28323
First Mutual Bancshares            COM      32190E102      306      11478  SH         DEFINED      1       11478
Bankfinancial Corp                 COM      06643P104    17022    1076000  SH         DEFINED      1     1076000
Banner Corp                        COM      06652V109    19501     567066  SH         DEFINED      1      567066
Banner Corp                        COM      06652V109     5207     151421  SH           SOLE              151421
CFS Bancorp Inc                    COM      12525D102     7914     561250  SH           SOLE              561250
Doral Financial                    COM      25811P100     5490     250000  SH         DEFINED      1      250000
East West Bancorp                  COM      27579R104      344       9554  SH         DEFINED      1        9554
MB Financial Inc                   COM      55264U108     1977      57209  SH           SOLE               57209
PFF Bancorp Inc                    COM      69331W104    17948    1170000  SH         DEFINED      1     1170000
Rainier Pacific Financial          COM      75087U101     5177     309978  SH         DEFINED      1      309978
Covidien Limited                   COM      G2552X108      259       6250  SH         DEFINED      2        6250
Tyco International                 COM      G9143X208      277       6250  SH         DEFINED      2        6250
Tyco Electronics                   COM      G9144P105      221       6250  SH         DEFINED      2        6250

                                                        122461